UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02589
Eaton Vance Series Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Managed Growth Fund 1.0 Semiannual Report June 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2012
Eaton Vance
Tax-Managed Growth Fund 1.0
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	25
Officers and Trustees	28
Important Notices	29

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2012
Performance1,2

Portfolio Managers Duncan W. Richardson, CFA, Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	3/29/1966	9.14%	4.89%	0.31%	4.63%
S&P 500 Index	—	9.49%	5.45%	0.22%	5.33%

% After-Tax Returns		Inception Date	One Year	Five Years	Ten Years

After Taxes on Distributions		3/29/1966	4.60%	-0.04%	4.27%
After Taxes on Distributions and Sale of Fund Shares		—	3.46	0.21	3.97
Fund Profile3

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets) [4]

Apple, Inc.	2.9%
Walt Disney Co. (The)	2.8
Intel Corp.	2.8
NIKE, Inc., Class B	2.6
Deere & Co.	2.6
Coca-Cola Co. (The)	2.5
Oracle Corp.	2.5
PepsiCo, Inc.	2.4
International Business Machines Corp.	2.4
Exxon Mobil Corp.	2.3

Total	25.8%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2012
Endnotes and Additional Disclosures

[1]	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The Fund typically meets redemptions of Fund shares by distributing portfolio securities equal in value to the Fund shares being redeemed. The selection of each security to be distributed in a redemption is in the sole discretion of the Fund’s investment adviser. Settlement of redemptions ordinarily will occur within five business days of the processing of a redemption, provided that all requested delivery information has been provided by the redeeming shareholder. Redeeming shareholders will be exposed to the risk of fluctuations in the value of the securities distributed by the Fund upon redemptions until the securities are received and/or sold by the shareholder. If portfolio securities distributed to meet a redemption are sold by the redeeming shareholder, the shareholder will incur brokerage commissions or other transaction costs. Shareholders should consult with their financial adviser in connection with a redemption request. Questions concerning redemptions may be directed to the Eaton Vance Exchange Fund Servicing Team at 1-866-910-2425.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning	Ending	Expenses Paid	Annualized
Account Value	Account Value	During Period*	Expense
(1/1/12)	(6/30/12)	(1/1/12 – 6/30/12)	Ratio

Actual
$1,000.00	$1,091.40	$2.60	0.50%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,022.40	$2.51	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $299,423,837)	$623,045,541

Total assets	$623,045,541

Liabilities

Payable for Fund shares redeemed	$104,870
Payable to affiliates:
Trustees’ fees	125
Accrued expenses	27,442

Total liabilities	$132,437

Net Assets	$622,913,104

Sources of Net Assets

Paid-in capital	$376,262,883
Accumulated net realized loss from Portfolio	(57,859,796)
Accumulated undistributed net investment income	397,485
Net unrealized appreciation from Portfolio	323,621,704
Accumulated federal tax on undistributed net realized long-term capital gain, paid on behalf of the shareholders	(19,509,172)

Total	$622,913,104

Net Asset Value and Redemption Price Per Share

($622,913,104 ÷ 1,084,408 shares of beneficial interest outstanding)	$574.43

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $171,152)	$6,722,049
Interest allocated from Portfolio	2,190
Expenses allocated from Portfolio	(1,498,504)

Total investment income from Portfolio	$5,225,735

Expenses

Trustees’ fees and expenses	$250
Custodian fee	20,295
Transfer and dividend disbursing agent fees	26,164
Legal and accounting services	11,594
Printing and postage	8,746
Miscellaneous	8,885

Total expenses	$75,934

Net investment income	$5,149,801

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain —
Investment transactions(1)	$29,376,549
Foreign currency transactions	5,830

Net realized gain	$29,382,379

Change in unrealized appreciation (depreciation) —
Investments	$19,763,777
Foreign currency	(2,715)

Net change in unrealized appreciation (depreciation)	$19,761,062

Net realized and unrealized gain	$49,143,441

Net increase in net assets from operations	$54,293,242

(1)	Includes $30,838,967 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2011

From operations —
Net investment income	$5,149,801	$9,541,146
Net realized gain from investment transactions and foreign currency transactions	29,382,379	38,465,139
Net change in unrealized appreciation (depreciation) from investments and foreign currency	19,761,062	(42,518,712)

Net increase in net assets from operations	$54,293,242	$5,487,573

Distributions to shareholders —
From net investment income	$(4,972,196)	$(9,367,787)

Total distributions to shareholders	$(4,972,196)	$(9,367,787)

Transactions in shares of beneficial interest —
Net asset value of shares issued to shareholders in payment of distributions declared	$1,399,235	$2,282,756
Cost of shares redeemed	(21,018,074)	(59,483,031)

Net decrease in net assets from Fund share transactions	$(19,618,839)	$(57,200,275)

Net increase (decrease) in net assets	$29,702,207	$(61,080,489)

Net Assets

At beginning of period	$593,210,897	$654,291,386

At end of period	$622,913,104	$593,210,897

Accumulated undistributed net investment income included in net assets

At end of period	$397,485	$219,880

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$530.300		$534.250	$480.560	$402.280	$613.190	$603.370

Income (Loss) From Operations

Net investment income	$4.680		$8.208	$7.001	$7.717	$9.700	$9.568
Net realized and unrealized gain (loss)	44.000		(4.108)	53.839	84.959	(208.748)	18.969

Total income (loss) from operations	$48.680		$4.100	$60.840	$92.676	$(199.048)	$28.537

Less Distributions

From net investment income	$(4.550)		$(8.050)	$(7.150)	$(7.700)	$(9.500)	$(9.600)
From net realized gain	—		—	—	(6.696)	(2.362)	(9.117)

Total distributions	$(4.550)		$(8.050)	$(7.150)	$(14.396)	$(11.862)	$(18.717)

Net asset value — End of period	$574.430		$530.300	$534.250	$480.560	$402.280	$613.190

Total Return(1)	9.14	%(2)	0.81%	12.78%	23.35%	(32.75)%	4.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$622,913		$593,211	$654,291	$639,843	$596,767	$1,007,067
Ratios (as a percentage of average daily net assets):
Expenses(3)(4)	0.50	%(5)	0.50%	0.49%	0.50%	0.47%	0.46%
Net investment income	1.65	%(5)	1.51%	1.42%	1.83%	1.83%	1.52%
Portfolio Turnover of the Tax-Managed Growth Portfolio	1	%(2)	2%	2%	3%	3%	6%

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (7.5% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gains to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. The Fund records a provision for such tax on the last day of its fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

At December 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,324,937 and realized capital losses of $1,699,123 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2011.

As of June 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2012, EVM earned $3,462 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Investment Transactions

For the six months ended June 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $110,229 and $25,202,640, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind of $20,624,819.

5 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Month Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011

Issued to shareholders electing to receive payments of distributions in Fund shares	2,401	4,299
Redemptions	(36,620)	(110,371)

Net decrease	(34,219)	(106,072)

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 3.4%

Boeing Co. (The)	934,567	$69,438,328
General Dynamics Corp.	433,594	28,599,860
Honeywell International, Inc.	289,608	16,171,711
Huntington Ingalls Industries, Inc.(1)	2,546	102,451
Lockheed Martin Corp.	16,042	1,396,937
Northrop Grumman Corp.	15,277	974,520
Precision Castparts Corp.	4,749	781,163
Raytheon Co.	53,403	3,022,076
Rockwell Collins, Inc.	157,787	7,786,788
Textron, Inc.	33,277	827,599
United Technologies Corp.	2,061,130	155,677,149

		$284,778,582

Air Freight & Logistics — 0.7%

C.H. Robinson Worldwide, Inc.	2,207	$129,176
FedEx Corp.	262,219	24,021,883
United Parcel Service, Inc., Class B	383,848	30,231,868

		$54,382,927

Auto Components — 0.2%

Johnson Controls, Inc.	743,438	$20,600,667
WABCO Holdings, Inc.(1)	1,156	61,187

		$20,661,854

Automobiles — 0.0%(2)

Daimler AG	17,284	$774,116
Harley-Davidson, Inc.	800	36,584

		$810,700

Beverages — 5.1%

Beam, Inc.	88,199	$5,511,556
Coca-Cola Co. (The)	2,626,467	205,363,455
Coca-Cola Enterprises, Inc.	31,501	883,288
Molson Coors Brewing Co., Class B	186,000	7,739,460
PepsiCo, Inc.	2,831,702	200,088,063

		$419,585,822

Biotechnology — 2.2%

Amgen, Inc.	2,263,193	$165,303,617
Biogen Idec, Inc.(1)	3,543	511,538
Gilead Sciences, Inc.(1)	238,742	12,242,690

		$178,057,845

Building Products — 0.0%(2)

Fortune Brands Home & Security, Inc.(1)	11,600	$258,332

		$258,332

Capital Markets — 3.5%

Ameriprise Financial, Inc.	188,681	$9,860,469
Bank of New York Mellon Corp. (The)	816,267	17,917,061
Charles Schwab Corp. (The)	684,916	8,855,964
E*TRADE Financial Corp.(1)	4,593	36,928
Franklin Resources, Inc.	539,468	59,875,553
Goldman Sachs Group, Inc. (The)	520,182	49,864,647
Legg Mason, Inc.	96,941	2,556,334
Morgan Stanley	2,578,150	37,615,209
Northern Trust Corp.	709,098	32,632,690
State Street Corp.	759,049	33,883,947
T. Rowe Price Group, Inc.	492,243	30,991,619
UBS AG(1)	29,488	345,304
Waddell & Reed Financial, Inc., Class A	273,635	8,285,668

		$292,721,393

Chemicals — 1.7%

Air Products and Chemicals, Inc.	7,660	$618,392
Ashland, Inc.	30,391	2,106,400
Dow Chemical Co. (The)	152,627	4,807,751
E.I. du Pont de Nemours & Co.	926,134	46,834,596
Ecolab, Inc.	445,515	30,531,143
Monsanto Co.	492,901	40,802,345
PPG Industries, Inc.	109,400	11,609,528

		$137,310,155

Commercial Banks — 3.1%

Bank of Montreal	26,370	$1,457,206
BB&T Corp.	881,417	27,191,714
Comerica, Inc.	126,791	3,893,752
Fifth Third Bancorp	978,637	13,113,736
HSBC Holdings PLC	220,592	1,951,591
HSBC Holdings PLC ADR	424	18,711
KeyCorp	111,353	861,872
M&T Bank Corp.	17,293	1,427,883
PNC Financial Services Group, Inc.	129,064	7,887,101
Regions Financial Corp.	216,147	1,458,992
Royal Bank of Canada	148,562	7,609,346
Societe Generale(1)	478,448	11,219,404
SunTrust Banks, Inc.	269,585	6,532,045
Synovus Financial Corp.	10,960	21,701
Toronto-Dominion Bank (The)	14,822	1,159,525

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)

U.S. Bancorp	2,497,117	$80,307,283
Wells Fargo & Co.	2,599,218	86,917,850
Zions Bancorporation	38,805	753,593

		$253,783,305

Commercial Services & Supplies — 0.1%

Cintas Corp.	56,526	$2,182,469
Pitney Bowes, Inc.	15,870	237,574
Waste Management, Inc.	108,716	3,631,114

		$6,051,157

Communications Equipment — 2.6%

Cisco Systems, Inc.	1,296,399	$22,259,171
Juniper Networks, Inc.(1)	378,780	6,177,902
Motorola Solutions, Inc.	50,718	2,440,043
Nokia Oyj ADR	192	398
QUALCOMM, Inc.	3,226,865	179,671,843
Telefonaktiebolaget LM Ericsson, Class B ADR	55,803	509,481

		$211,058,838

Computers & Peripherals — 4.5%

Apple, Inc.(1)	403,206	$235,472,304
Dell, Inc.(1)	3,911,409	48,970,841
EMC Corp.(1)	2,797,592	71,702,283
Hewlett-Packard Co.	83,558	1,680,351
Lexmark International, Inc., Class A	9,624	255,806
NetApp, Inc.(1)	414,967	13,204,250

		$371,285,835

Construction Materials — 0.0%(2)

Vulcan Materials Co.	22,102	$877,670

		$877,670

Consumer Finance — 1.0%

American Express Co.	854,522	$49,741,726
Capital One Financial Corp.	98,837	5,402,430
Discover Financial Services	830,375	28,714,368
SLM Corp.	10,200	160,242

		$84,018,766

Distributors — 0.1%

Genuine Parts Co.	188,424	$11,352,546

		$11,352,546

Diversified Consumer Services — 0.0%(2)

H&R Block, Inc.	22,181	$354,452

		$354,452

Diversified Financial Services — 1.9%

Bank of America Corp.	1,585,913	$12,972,768
CBOE Holdings, Inc.	40,000	1,107,200
Citigroup, Inc.	793,592	21,752,357
CME Group, Inc.	9,680	2,595,305
ING Groep NV ADR(1)	191,170	1,277,015
IntercontinentalExchange, Inc.(1)	13,162	1,789,769
JPMorgan Chase & Co.	3,109,997	111,120,193
Moody’s Corp.	179,602	6,564,453

		$159,179,060

Diversified Telecommunication Services — 0.4%

AT&T, Inc.	341,172	$12,166,193
CenturyLink, Inc.	4,871	192,356
Deutsche Telekom AG ADR	50,092	547,606
Frontier Communications Corp.	33,255	127,367
Verizon Communications, Inc.	379,094	16,846,937
Windstream Corp.	70,866	684,566

		$30,565,025

Electric Utilities — 0.1%

Duke Energy Corp.	47,340	$1,091,661
Exelon Corp.	9,202	346,179
Southern Co. (The)	68,451	3,169,281

		$4,607,121

Electrical Equipment — 1.2%

Emerson Electric Co.	2,013,344	$93,781,563
Rockwell Automation, Inc.	110,000	7,266,600

		$101,048,163

Electronic Equipment, Instruments & Components — 0.4%

Corning, Inc.	2,468,521	$31,917,977
Flextronics International, Ltd.(1)	148,554	921,035
TE Connectivity, Ltd.	9,230	294,529

		$33,133,541

Energy Equipment & Services — 1.3%

Baker Hughes, Inc.	136,681	$5,617,589
Halliburton Co.	846,351	24,027,905

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services (continued)

Schlumberger, Ltd.	1,161,418	$75,387,642
Transocean, Ltd.	75,667	3,384,585

		$108,417,721

Food & Staples Retailing — 3.6%

Costco Wholesale Corp.	873,262	$82,959,890
CVS Caremark Corp.	1,361,063	63,602,474
Kroger Co. (The)	35,843	831,199
Sysco Corp.	426,047	12,700,461
Wal-Mart Stores, Inc.	1,889,578	131,741,378
Walgreen Co.	139,932	4,139,189

		$295,974,591

Food Products — 3.2%

Archer-Daniels-Midland Co.	1,269,512	$37,475,994
Campbell Soup Co.	36,170	1,207,355
D.E Master Blenders 1753 NV(1)	920,510	10,379,301
General Mills, Inc.	38,796	1,495,198
Hershey Co. (The)	498,451	35,903,425
Hillshire Brands Co.	184,102	5,337,117
Kraft Foods, Inc., Class A	172,373	6,657,045
McCormick & Co., Inc.	10,600	642,890
Nestle SA	2,695,187	160,843,018
Unilever NV	4,636	154,611

		$260,095,954

Health Care Equipment & Supplies — 0.9%

Bard (C.R.), Inc.	25,000	$2,686,000
Baxter International, Inc.	208,351	11,073,856
Becton, Dickinson and Co.	63,708	4,762,173
Boston Scientific Corp.(1)	36,529	207,120
CareFusion Corp.(1)	70,668	1,814,754
Covidien PLC	189,868	10,157,938
Intuitive Surgical, Inc.(1)	14,000	7,753,060
Medtronic, Inc.	390,521	15,124,878
St. Jude Medical, Inc.	66,365	2,648,627
Stryker Corp.	131,368	7,238,377
Varian Medical Systems, Inc.(1)	130,000	7,900,100
Zimmer Holdings, Inc.	56,276	3,621,923

		$74,988,806

Health Care Providers & Services — 0.8%

AmerisourceBergen Corp.	473,884	$18,647,335
Cardinal Health, Inc.	186,462	7,831,404
Cigna Corp.	56,667	2,493,348
Express Scripts Holding Co.(1)	383,306	21,399,974
Henry Schein, Inc.(1)	74,555	5,851,822
McKesson Corp.	2,384	223,500
PharMerica Corp.(1)	7,250	79,170
UnitedHealth Group, Inc.	83,696	4,896,216
WellPoint, Inc.	53,673	3,423,801

		$64,846,570

Hotels, Restaurants & Leisure — 3.0%

Carnival Corp.	533,768	$18,292,229
International Game Technology	459,500	7,237,125
Interval Leisure Group, Inc.	5,349	101,684
Marriott International, Inc., Class A	401,544	15,740,525
Marriott Vacations Worldwide Corp.(1)	2,597	80,455
McDonald’s Corp.	751,537	66,533,571
Starbucks Corp.	2,360,488	125,861,220
Yum! Brands, Inc.	210,518	13,561,570

		$247,408,379

Household Durables — 0.1%

D.R. Horton, Inc.	417,028	$7,664,975

		$7,664,975

Household Products — 1.8%

Clorox Co. (The)	7,570	$548,522
Colgate-Palmolive Co.	586,994	61,106,076
Kimberly-Clark Corp.	381,429	31,952,307
Procter & Gamble Co.	852,420	52,210,725

		$145,817,630

Independent Power Producers & Energy Traders — 0.0%(2)

AES Corp. (The)(1)	1,730	$22,196

		$22,196

Industrial Conglomerates — 2.3%

3M Co.	832,599	$74,600,871
Danaher Corp.	41,034	2,137,051
General Electric Co.	5,400,679	112,550,150
Tyco International, Ltd.	22,764	1,203,077

		$190,491,149

Insurance — 2.6%

Aegon NV ADR	5,088,862	$23,510,542
Aflac, Inc.	103,207	4,395,586

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Allstate Corp. (The)	964	$33,827
Aon PLC	25,900	1,211,602
Berkshire Hathaway, Inc., Class A(1)	494	61,722,830
Berkshire Hathaway, Inc., Class B(1)	938,987	78,245,787
Chubb Corp.	23,930	1,742,583
Cincinnati Financial Corp.	135,528	5,159,551
Hartford Financial Services Group, Inc.	10,762	189,734
Manulife Financial Corp.	65,344	711,596
Progressive Corp.	1,151,311	23,981,808
Torchmark Corp.	157,961	7,984,929
Travelers Companies, Inc. (The)	76,466	4,881,589

		$213,771,964

Internet & Catalog Retail — 0.6%

Amazon.com, Inc.(1)	211,982	$48,406,090

		$48,406,090

Internet Software & Services — 2.2%

Akamai Technologies, Inc.(1)	200,000	$6,350,000
AOL, Inc.(1)	5,317	149,302
eBay, Inc.(1)	1,260,217	52,941,716
Google, Inc., Class A(1)	212,261	123,126,238
IAC/InterActiveCorp	13,368	609,581
VeriSign, Inc.(1)	14,758	643,006

		$183,819,843

IT Services — 5.2%

Accenture PLC, Class A	2,738,000	$164,526,420
Automatic Data Processing, Inc.	769,761	42,844,897
Broadridge Financial Solutions, Inc.	1,652	35,138
Fidelity National Information Services, Inc.	63,590	2,167,147
Fiserv, Inc.(1)	33,595	2,426,231
International Business Machines Corp.	995,755	194,749,763
Paychex, Inc.	755,605	23,733,553
Total System Services, Inc.	32,405	775,452
Western Union Co.	54,638	920,104

		$432,178,705

Leisure Equipment & Products — 0.0%(2)

Mattel, Inc.	22,565	$732,009

		$732,009

Life Sciences Tools & Services — 0.2%

Agilent Technologies, Inc.	445,580	$17,484,559
Thermo Fisher Scientific, Inc.	18,700	970,717

		$18,455,276

Machinery — 3.7%

Caterpillar, Inc.	104,543	$8,876,746
Deere & Co.	2,623,301	212,146,352
Dover Corp.	362,793	19,449,333
Illinois Tool Works, Inc.	1,168,140	61,782,924
Parker Hannifin Corp.	7,953	611,427

		$302,866,782

Media — 3.9%

CBS Corp., Class B	68,701	$2,252,019
Comcast Corp., Class A	201,884	6,454,232
Comcast Corp., Special Class A	1,667,331	52,354,193
DIRECTV, Class A(1)	20,703	1,010,720
Discovery Communications, Inc., Class A(1)	7,555	407,970
Discovery Communications, Inc., Class C(1)	7,555	378,430
Gannett Co., Inc.	5,643	83,121
McGraw-Hill Cos., Inc. (The)	86,290	3,883,050
News Corp., Class A	97	2,162
Omnicom Group, Inc.	112,077	5,446,942
Time Warner Cable, Inc.	12,324	1,011,800
Time Warner, Inc.	365,728	14,080,528
Viacom, Inc., Class B	48,938	2,301,065
Walt Disney Co. (The)	4,844,895	234,977,408

		$324,643,640

Metals & Mining — 0.3%

Alcoa, Inc.	52,760	$461,650
Freeport-McMoRan Copper & Gold, Inc.	450,000	15,331,500
Nucor Corp.	230,000	8,717,000

		$24,510,150

Multiline Retail — 0.4%

JC Penney Co., Inc.	125,000	$2,913,750
Target Corp.	514,679	29,949,171

		$32,862,921

Oil, Gas & Consumable Fuels — 6.5%

Anadarko Petroleum Corp.	922,342	$61,059,040
Apache Corp.	1,671,064	146,869,815
BP PLC ADR	192,668	7,810,761

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Chevron Corp.	603,498	$63,669,039
ConocoPhillips	292,584	16,349,594
Devon Energy Corp.	568,677	32,977,579
Exxon Mobil Corp.	2,173,773	186,009,756
Hess Corp.	39,579	1,719,708
Marathon Oil Corp.	171,639	4,388,809
Marathon Petroleum Corp.	85,819	3,854,990
Murphy Oil Corp.	78,679	3,956,767
Phillips 66(1)	146,530	4,870,657
Royal Dutch Shell PLC ADR, Class A	76,110	5,132,097
Royal Dutch Shell PLC ADR, Class B	9,594	670,908
Spectra Energy Corp.	8,313	241,576
Williams Cos., Inc.	2,000	57,640
WPX Energy, Inc.(1)	666	10,776

		$539,649,512

Personal Products — 0.0%(2)

Estee Lauder Cos., Inc. (The), Class A	26,070	$1,410,908

		$1,410,908

Pharmaceuticals — 8.8%

Abbott Laboratories	2,207,552	$142,320,877
Allergan, Inc.	238,962	22,120,712
Bristol-Myers Squibb Co.	1,500,706	53,950,381
Eli Lilly & Co.	1,018,969	43,723,960
GlaxoSmithKline PLC ADR	455,612	20,762,239
Johnson & Johnson	2,322,446	156,904,452
Merck & Co., Inc.	1,125,346	46,983,195
Novo Nordisk A/S ADR	249,848	36,312,908
Pfizer, Inc.	5,821,292	133,889,716
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	65,939,184
Watson Pharmaceuticals, Inc.(1)	20,000	1,479,800

		$724,387,424

Real Estate Investment Trusts (REITs) — 0.0%(2)

Weyerhaeuser Co.	1,223	$27,346

		$27,346

Road & Rail — 0.2%

Norfolk Southern Corp.	24,192	$1,736,260
Union Pacific Corp.	132,257	15,779,582

		$17,515,842

Semiconductors & Semiconductor Equipment — 4.0%

Analog Devices, Inc.	560,289	$21,106,087
Applied Materials, Inc.	1,065,614	12,211,936
Broadcom Corp., Class A(1)	897,422	30,332,864
Cypress Semiconductor Corp.(1)	52,742	697,249
Intel Corp.	8,518,380	227,014,827
Linear Technology Corp.	18,494	579,417
Maxim Integrated Products, Inc.	223,099	5,720,258
NVIDIA Corp.(1)	284,500	3,931,790
Texas Instruments, Inc.	897,287	25,743,164
Xilinx, Inc.	50,186	1,684,744

		$329,022,336

Software — 4.0%

Activision Blizzard, Inc.	846,350	$10,147,737
Adobe Systems, Inc.(1)	409,776	13,264,449
CA, Inc.	45,408	1,230,103
Citrix Systems, Inc.(1)	10,439	876,250
Microsoft Corp.	3,196,511	97,781,271
Oracle Corp.	6,879,987	204,335,614
Symantec Corp.(1)	163,117	2,383,139

		$330,018,563

Specialty Retail — 3.6%

Best Buy Co., Inc.	143,633	$3,010,548
Gap, Inc. (The)	89,138	2,438,816
Home Depot, Inc. (The)	2,345,196	124,271,936
Limited Brands, Inc.	41,877	1,781,029
Lowe’s Companies, Inc.	655,831	18,651,833
Staples, Inc.	165,237	2,156,343
TJX Companies, Inc. (The)	3,402,810	146,082,633

		$298,393,138

Textiles, Apparel & Luxury Goods — 2.8%

Coach, Inc.	142,800	$8,350,944
Hanesbrands, Inc.(1)	198,139	5,494,394
NIKE, Inc., Class B	2,437,028	213,922,318
VF Corp.	12,000	1,601,400

		$229,369,056

Tobacco — 0.3%

Altria Group, Inc.	112,926	$3,901,593
Philip Morris International, Inc.	206,635	18,030,970

		$21,932,563

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	61,000	$1,589,660
Sprint Nextel Corp.(1)	135,160	440,622
Vodafone Group PLC ADR	182,074	5,130,845

		$7,161,127

Total Common Stocks
(identified cost $5,476,684,660)		$8,132,746,255

Preferred Stocks — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)

Wells Fargo & Co.(3)	166	$0

Total Preferred Stocks
(identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Sanofi SA, Exp. 12/31/20(1)	6,984	$9,847

Total Rights
(identified cost $16,440)		$9,847

Short-Term Investments — 1.0%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(4)	$82,651	$82,650,905

Total Short-Term Investments
(identified cost $82,650,905)		$82,650,905

Total Investments — 99.6%
(identified cost $5,559,356,934)		$8,215,407,007

Other Assets, Less Liabilities — 0.4%		$37,094,281

Net Assets — 100.0%		$8,252,501,288

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 6).

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2012.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2012

Unaffiliated investments, at value (identified cost, $5,476,706,029)	$8,132,756,102
Affiliated investments, at value (identified cost, $82,650,905)	82,650,905
Cash	14,219,532
Dividends receivable	12,237,355
Interest receivable from affiliated investment	6,224
Receivable for investments sold	12,592,490
Tax reclaims receivable	1,493,096

Total assets	$8,255,955,704

Liabilities

Payable to affiliates:
Investment adviser fee	$3,081,065
Trustees’ fees	17,000
Accrued expenses	356,351

Total liabilities	$3,454,416

Net Assets applicable to investors’ interest in Portfolio	$8,252,501,288

Sources of Net Assets

Investors’ capital	$5,596,346,906
Net unrealized appreciation	2,656,154,382

Total	$8,252,501,288

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2012

Dividends (net of foreign taxes, $2,287,104)	$90,014,484
Interest allocated from affiliated investment	29,284
Expenses allocated from affiliated investment	(4,655)

Total investment income	$90,039,113

Expenses

Investment adviser fee	$19,284,827
Trustees’ fees and expenses	38,375
Custodian fee	595,243
Legal and accounting services	93,218
Miscellaneous	68,399

Total expenses	$20,080,062

Net investment income	$69,959,051

Realized and Unrealized Gain (Loss)

Net realized gain —
Investment transactions(1)	$240,983,137
Investment transactions allocated from affiliated investment	238
Foreign currency transactions	78,486

Net realized gain	$241,061,861

Change in unrealized appreciation (depreciation) —
Investments	$426,663,316
Foreign currency	(36,610)

Net change in unrealized appreciation (depreciation)	$426,626,706

Net realized and unrealized gain	$667,688,567

Net increase in net assets from operations	$737,647,618

(1)	Includes $253,387,190 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
Increase (Decrease) in Net Assets	(Unaudited)	(Unaudited)

From operations —
Net investment income	$69,959,051	$132,247,891
Net realized gain from investment transactions and foreign currency transactions	241,061,861	229,176,225
Net change in unrealized appreciation (depreciation) from investments and foreign currency	426,626,706	(294,956,824)

Net increase in net assets from operations	$737,647,618	$66,467,292

Capital transactions —
Contributions	$41,704,725	$92,861,482
Withdrawals	(599,534,525)	(1,131,862,521)

Net decrease in net assets from capital transactions	$(557,829,800)	$(1,039,001,039)

Net increase (decrease) in net assets	$179,817,818	$(972,533,747)

Net Assets

At beginning of period	$8,072,683,470	$9,045,217,217

At end of period	$8,252,501,288	$8,072,683,470

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.47%	0.45%	0.44%
Net investment income	1.67	%(2)	1.53%	1.43%	1.86%	1.84%	1.52%
Portfolio Turnover	1	%(3)	2%	2%	3%	3%	6%

Total Return	9.18	%(3)	0.80%	12.86%	23.32%	(32.76)%	4.72%

Net assets, end of period (000’s omitted)	$8,252,501		$8,072,683	$9,045,217	$9,479,479	$10,602,743	$19,864,161

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2012, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.5%, 14.0%, 5.6%, and 1.4% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 71.5% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Prior Period Adjustments — Subsequent to the issuance of the 2011 financial statements, management of Tax-Managed Growth Portfolio determined that the Portfolio’s capital transactions were misstated in the prior year as a result of misstatements in the recording of contributions and withdrawals. The correction of these misstatements results in offsetting decreases to the contributions and the withdrawals within the Statements of Changes in Net Assets of approximately $902,000,000 for the year ended December 31, 2011. These changes had no effect on the Portfolio’s net assets, net decrease in net assets from capital transactions, financial highlights, total return, taxable income or taxable realized gain (loss) of the Portfolio.

J Interim Financial Statements — The interim financial statements relating to June 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2012, the Portfolio’s investment adviser fee amounted to $19,284,827, or 0.46% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $111,625,412 and $62,110,312, respectively, for the six months ended June 30, 2012. In addition, investors contributed securities with a value of $13,067,285 and investments having an aggregate market value of $576,490,461 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,938,698,357

Gross unrealized appreciation	$6,278,900,589
Gross unrealized depreciation	(2,191,939)

Net unrealized appreciation	$6,276,708,650

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2012.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Growth Portfolio

June 30, 2012

Notes to Financial Statements (Unaudited) — continued

At June 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,222,659,760	$—		$—	$1,222,659,760
Consumer Staples	983,974,450	160,843,018		—	1,144,817,468
Energy	648,067,233	—		—	648,067,233
Financials	990,330,839	13,170,995		—	1,003,501,834
Health Care	1,060,735,921	—		—	1,060,735,921
Industrials	957,392,934	—		—	957,392,934
Information Technology	1,890,517,661	—		—	1,890,517,661
Materials	162,697,975	—		—	162,697,975
Telecommunication Services	37,726,152	—		—	37,726,152
Utilities	4,629,317	—		—	4,629,317

Total Common Stocks	$7,958,732,242	$174,014,013	*	$—	$8,132,746,255

Preferred Stocks	$—	$—		$0	$0
Rights	9,847	—		—	9,847
Short-Term Investments	—	82,650,905		—	82,650,905

Total Investments	$7,958,742,089	$256,664,918		$0	$8,215,407,007

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended June 30, 2012 to require a reconciliation of Level 3 assets. All Level 3 investments held at December 31, 2011 and June 30, 2012 were valued at $0. At June 30, 2012 there were no investments transferred between Level 1 and Level 2 during the six months then ended.

7 Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC seeks to recover payments of the proceeds of the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.58% of net assets at June 30, 2012).

In addition, on June 2, 2011, another group of Tribune creditors filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. The Portfolio also has been named in one or more of these lawsuits.

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.0

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.0 and Tax-Managed Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Tax-Managed Growth Fund 1.0

June 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157-8/12	TGSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 13, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 13, 2012